Other Income/Expenses - Summary of General, Administrative and Other Operating Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General, administrative and other operating expenses [abstract]
Wages, salaries and social security costs	₽ 10,482	₽ 7,769	₽ 11,654
Office expenses	1,213	1,211	1,397
Audit and consulting services	941	631	569
Provision for legal claims, net	870	1,995	59
Depreciation	756	605	716
Fines and penalties related to business contracts	391	303	487
Social expenses	387	406	452
Consumables	307	276	411
Banking charges and services	245	271	268
Rent	158	165	259
Business trips	139	132	136
Write off of trade and other receivables	2	109	113
Net result from disposal of non-current assets		34	57
Other	2,015	1,683	2,213
Total	₽ 17,906	₽ 15,590	₽ 18,791